Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

16. Income taxes

We have subsidiaries in a number of tax jurisdictions, principally, The Netherlands, Ireland, the United States of America and Sweden. Income tax expense (benefit) by tax jurisdiction is summarized below for the periods indicated.

	Year ended December 31,
	2010	2011	2012
Deferred tax expense (benefit)
The Netherlands	$6,085	$4,322	$1,952
Ireland	18,446	6,668	3,685
United States of America	(2,252)	4,317	2,022
Sweden	6	633	(789)
	22,285	15,940	6,870
Current tax expense (benefit)
United States of America	(764)	(1,730)	-
The Netherlands	673	1,250	1,197
	(91)	(480)	1,197

Income tax expense	$22,194	$15,460	$8,067

Reconciliation of statutory income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2010	2011	2012
Income tax expense at statutory income tax rate	$ 65,848	$ 57,513	$ 38,719

Valuation allowance (1)	27,400	9,661	-
Income arising from non-taxable items (permanent differences) (2)	(20,454)	(8,089)	(58,604)
Tax on global activities (3)	(50,600)	(43,625)	27,952
	(43,654)	(42,053)	(30,652)

Actual income tax expense	$ 22,194	$ 15,460	$ 8,067

(1)Valuation allowance in 2010 and 2011 related to losses and credit forwards in our Dutch tax jurisdiction.

(2)        Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

(3)        The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:

	Year ended December 31, 2010
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.5%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$(82,943)	25.0%	0.0%	$-
Ireland	147,291	12.5%	(12.5)%	(18,411)
United States of America	(7,676)	37.6%	12.6%	(967)
Sweden	26	18.7%	(6.3)%	(2)
Isle of Man	124,878	0.0%	(25.0)%	(31,220)
	$181,576			$(50,600)

Income arising from non-taxable items	76,650
Income from continuing operations before income tax	$258,226

	Year ended December 31, 2011
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$(33,149)	25.0%	0.0%	$-
Ireland	91,973	12.5%	(12.5)%	(11,497)
United States of America	5,204	37.6%	12.6%	656
Sweden	3,384	18.7%	(6.3)%	(213)
Isle of Man	130,284	0.0%	(25.0)%	(32,571)
	$197,696			$(43,625)

Income arising from non-taxable items	32,355
Income from continuing operations before income tax	$230,051

	Year ended December 31, 2012
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$12,596	25.0%	0.0%	$-
Ireland	29,486	12.5%	(12.5)%	(3,686)
United States of America	5,586	36.2%	11.2%	626
Sweden	(4,220)	18.7%	(6.3)%	266
Isle of Man	(122,983)	0.0%	(25.0)%	30,746
	$(79,535)			$27,952

Income arising from non-taxable items (3)	234,414
Income from continuing operations before income tax	$154,879

(1)        The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.

(2)        The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.

(3)        The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.

The following tables describe the principal components of our deferred tax (assets) and liabilities by jurisdiction at December 31, 2011 and 2012.

	December 31, 2011
	The Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(15,251)	$146,675	$(1,599)	$-
Debt	-	16,516	-	-
Intangibles	-	2,452	-	-
Loss-making contracts	-	-	1,828	-
Interest expense	-	-	(8,174)	-
Accrued maintenance liability	-	(3,859)	(1,731)	-
Obligations under capital leases and debt obligations	-	(6,064)	-	-
Investments	-	(2,500)	-	-
Losses and credits forward	(73,861)	(186,477)	(6,058)	(7,316)
Other	(2,222)	1,157	814	55
Valuation allowance on tax assets	54,357	-	-	-
Net deferred tax asset	$(36,977)	$(32,100)	$(14,920)	$(7,261)

	December 31, 2012
	The Netherlands	Ireland	U.S.	Sweden
Depreciation/Impairment	$(29,635)	$227,199	$-	$-
Debt	-	13,807	-	-
Intangibles	-	1,564	-	-
Interest expense	-	-	(7,401)	-
Accrued maintenance liability	-	(5,265)	-	-
Obligations under capital leases and debt obligations	-	(8,493)	-	-
Investments	-	(2,500)	-	-
Losses and credits forward	-	(254,477)	(6,894)	(8,050)
Other	(2,492)	3,945	(1,034)	-
Net deferred tax asset	$(32,127)	$(24,220)	$(15,329)	$(8,050)

The change in the valuation allowance for the deferred tax asset has been as follows:

	Year ended December 31,
	2010	2011	2012
Valuation allowance at beginning of period	$17,296	$44,696	$54,357
Increase (decrease) of allowance to income tax provision	27,400	9,661	(54,357)
Valuation allowance at end of period	$44,696	$54,357	$-

Valuation allowance in prior years related to losses and credit forwards in our Dutch tax jurisdiction, the cumulative amount of which was cancelled at the end of 2012.

We did not have any unrecognized tax benefits at December 31, 2010, 2011 and 2012.

Our primary tax jurisdictions are the Netherlands,  United States,  Ireland and Sweden. Our tax returns in The Netherlands are open for examination from 2007 forward, in Ireland from 2008 forward, in Sweden from 2007 forward and in the United States from 2009 forward. None of our tax returns are currently subject to examination.

Our policy is that we recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of income tax expense.

The Netherlands

The majority of our Netherlands subsidiaries are part of a single Netherlands fiscal unity and are included in a consolidated tax filing. Due to the existence of interest bearing intercompany liabilities, current tax expenses are limited with respect to the Netherlands subsidiaries. Deferred income tax is calculated using the Netherlands corporate income tax rate (25.0%). We expect to recover the full value of our Dutch tax assets and have not recognized a valuation allowance against such assets at December 31, 2012.

Ireland

Since 2006, the enacted Irish tax rate is 12.5%. Our principal Irish tax-resident operating subsidiary has significant losses carry forward at December 31, 2012 which give rise to deferred tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and offset net taxable income and loss within our Irish tax group of companies within a given tax year. Accordingly, no Irish tax charge arose during the year. Based on projected taxable profits in our Irish subsidiaries, including our principal Irish tax-resident operating subsidiary where we hold significant Irish tax losses, we expect to recover the full value of our Irish tax assets and have not recognized a valuation allowance against such assets at December 31, 2012.

United States of America

Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Beginning with the tax year ending December 31, 2006, we filed a consolidated federal income tax return in the U.S. which includes the accounts of AeroTurbine until the date the shares of AeroTurbine were sold (October 7, 2011). The blended federal and state tax rate applicable to our consolidated U.S. group is 36.2% for the year ended December 31, 2012. Due to the existence of tax losses, which expire over time, no current tax expense arose in the U.S. in 2012. Based on projected taxable profits in our U.S. subsidiaries, we expect to recover the rest of our U.S. tax assets.

Sweden

The Swedish entity has significant losses carry forward at December 31, 2012, which give rise to deferred tax assets. The availability of these losses does not expire with time. Accordingly, no Swedish current tax charge arose during the year. Based on projected taxable profits in our Swedish subsidiaries we expect to recover the full value of our Swedish tax assets and have not recognized a valuation allowance at December 31, 2012.